UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      May 31

Date of reporting period:     November 30, 2004

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
High Income Fund

11.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 17

For more information
page 33


Dear Fellow Shareholders,

The stock market made little, if any, headway for much of 2004, before finally rallying in November. After a strong start in January, the market faded and remained dull as it wrestled with a variety of uncertainties. Questions about the continuing strength of the economy, the effects of rising interest rates, and expectations for corporate earnings growth kept investors jittery. In addition, record high crude oil prices, terrorism and the uncertainty of a closely contested U.S. presidential race all weighed on the market. The picture brightened in early November with the election behind us and oil prices moderating somewhat. With one month left to go, the market seems poised to produce single-digit returns for 2004, barring some major negative occurrence.

Year-to-date through November 30, 2004, the Standard & Poor's 500 Index was up 7.23%, while the Dow Jones Industrial Average advanced 1.67% and the Nasdaq Composite Index rallied from its negative stance in October to return 4.66% through November 30. Despite the Federal Reserve's four hikes in short-term interest rates, bonds still produced positive results, with the Lehman Brothers Aggregate Bond Index up 3.39%.

The way this year has played out in the financial markets serves as a good reminder of why keeping a long-term perspective is such a critical element of successful investing. Getting caught up in the day-to-day twists and turns of the market and trying to act on them can wreak havoc with your portfolio and derail progress toward meeting your overall financial objectives.

Since no one can predict the market's moves, the best way to reach your goals is to stay invested and stick to your plan. Investing should be a marathon, not a sprint. Do not try to time the market, and make sure you work with your investment professional to ensure that your portfolio remains properly diversified to meet your long-term objectives. For example, after several years of dominance, small-cap stocks and value stocks could now represent higher percentages of your portfolio than you may want. If you are comfortable with your financial plan, it becomes easier to ride out the market's daily ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson
Chief Executive Officer


This commentary reflects the CEO's views as of November 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks high
current income by
normally investing
at least 80% of its
assets in U.S. and
foreign bonds and
other debt securities
rated BBB/Baa or
lower and their
unrated equivalents.

Over the last six months

* High yield bonds performed well despite rising U.S. interest rates.

* Emerging-market bonds also were a bright spot due to strong demand from investors seeking high-yielding securities.

* The Fund benefited from its stake in emerging-market bonds, but was hurt by its focus on high-quality, high yield bonds.


[Bar chart with heading "John Hancock High Income Fund." Under the heading is a note that reads "Fund performance for the six months ended November 30, 2004." The chart is scaled in increments of 2% with 0% at the bottom and 8% at the top. The first bar represents the 6.83% total return for Class A. The second bar represents the 6.46% total return for Class B. The third bar represents the 6.45% total return for Class C. The fourth bar represents the 7.02% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]


Top 10 issuers

 5.1%   Republic of Panama
 2.9%   Mexican States, United
 2.2%   Chesapeake Energy Corp.
 2.1%   Republic of Peru
 2.1%   MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
 2.1%   Republic of Colombia
 2.1%   Mohegan Tribal Gaming Auth.
 1.8%   MDP Acquisitions Plc
 1.8%   Stone Container Corp.
 1.8%   Keystone Automotive Operations, Inc.

As a percentage of net assets on November 30, 2004.

BY FREDERICK L. CAVANAUGH, JR., AND DANIEL S. JANIS, III, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
High Income Fund

High yield bonds posted impressive returns for the six-month period ended November 30, 2004, fueled by strong demand for the asset class. Many investors -- including individuals, institutions, mutual funds and hedge funds -- were hard-pressed to find decent returns and high yields among safer bonds, such as Treasuries or high-grade corporate bonds. So they turned instead to the high yield market as their appetite for risk and yield grew. Strong demand -- seemingly bolstered by large hedge funds -- persisted throughout the period despite the fact that interest rates rose. This was a counterintuitive reaction given that under normal circumstances, bond prices typically decline as interest rates rise. Furthermore, investors seemingly were chasing the group's recent strong returns. High yield bonds had rallied tremendously in 2003, and they have outperformed other fixed-income classes so far in 2004 as well. The highest quality bonds within the high yield market tended to underperform more speculative issues as investors' appetite for risk grew amid improving economic conditions.

"High yield bonds posted
 impressive returns for the
 six-month period ended
 November 30, 2004..."

High-yielding bonds issued by emerging markets -- another area of emphasis for the portfolio -- posted even stronger returns. As a group, emerging-market bonds were also helped by rising investor confidence as economic, fiscal and political conditions in many countries improved. Strong commodity prices have greatly helped Latin America and Russia, which are major exporters of raw materials. Finally, lower international interest rates enabled high yield companies to more easily finance growth, restructure balance sheets and attract foreign investors.

Fund performance

For the six months ended November 30, 2004, John Hancock High Income Fund's Class A, Class B, Class C and Class I shares posted total returns of 6.83%, 6.46%, 6.45% and 7.02%, respectively, at net asset value. This compared with the 8.56% return of the average high current yield fund, according to Lipper, Inc.1 and the 9.39% return of the Merrill Lynch High Yield Master II Index. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

[Photos of Fred Cavanaugh and Dan Janis, flush right next to first paragraph.]

Quality focus hampers returns

The primary reason for our underperformance compared to our Lipper peer group average and benchmark index was our continued emphasis on the higher-quality segments of the below-investment-grade bond market, since they lagged lower-quality bonds during the period. Although our preference for the higher-quality tiers of the market hasn't really rewarded us recently, we maintained this focus due to two major concerns. First and foremost, we were worried that lower-quality bonds were valued quite expensively, especially given our forecast for rising interest rates and tepid economic growth. This outlook on high yield bond fundamentals was validated because rates did rise and economic growth remained rather lackluster. But the appetite for the incremental yield that lower-quality bonds offered was so strong that it ended up trumping the lack of improvement in economic and business fundamentals. The other reason why we avoided the lower-quality companies was liquidity. Lower-quality securities can be especially illiquid, meaning that there isn't always a ready buyer available if an investor chooses to sell their bonds if conditions turn against a company or the high yield market overall.

"Our emerging market holdings...
 were among our best performing
 holdings during the period..."

Leaders and laggards

Our emerging-market holdings -- particularly those from Mexico, Colombia and Peru -- were among our best-performing holdings during the period, aided by some improvements in the fiscal, political and economic conditions in those countries. In Colombia, for example, domestic confidence improved, exports rose and the amendment to allow the current president's reelection moved ahead. Peru's economy continued to beat expectations with strong manufacturing and mining. Furthermore, political tensions there eased with expectations that the current president will continue to serve out his term.

[Table at top left-hand side of page entitled "Quality distribution." The first listing is AAA 17%, the second is A 1%, the third is BBB 12%, the fourth is BB 28%, the fifth is B 34% and the sixth is CCC & C 5%.]

Among our high-yield corporate bond holdings, there were a number of good performers. Braskem S.A., Brazil's largest petrochemical company, was one of them, benefiting from strong demand for thermoplastic resin. Mexican television company Innova also performed well due to industry consolidation. Nextel Communications rallied in response to subscriber growth and improved financial results for the company.

On the flip side, Allied Waste Industries underperformed during the period as the company reduced its earnings guidance given slower growth in several of its markets. The company also has embarked on a new equipment maintenance and upgrade program, which negatively impacted margins. Another disappointment was gaming owner and operator Penn National Gaming, which faltered in part due to investor concerns about the company's planned acquisition of a rival.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 11-30-04." The chart is divided into three sections (from top to left): Corporate bonds 65%, Short-term investments & other 19% and Foreign government bonds 16%.]

Outlook

Our economic outlook continues to call for moderate growth and moderate inflation, which leads us to believe that the Fed will raise interest rates very slowly. Supporting that view is the Fed itself, which continued to maintain through the end of November that it would take a "measured" approach to future rate hikes. We remain concerned that moderate economic growth won't be able to support the near historically tight yield spreads and high valuations of high yield bonds over the longer term. At the end of the period the difference in yield -- or spread -- between high yield bonds and the 10-year Treasury was hovering below four percentage points, which is near a historically tight level. In our view, that small amount of additional compensation in the form of incremental yield over U.S. Treasury securities wasn't adequate enough to compensate investors for taking on significantly more credit risk. Tight spreads, coupled with the tremendous rebound high yield bonds have enjoyed for several years running, suggests that there's not much room for high yield bonds to post the type of outsized returns they've enjoyed recently. As a result, we plan to maintain our conservative approach to that sector by emphasizing the higher-quality tiers of the high yield market and remaining patient for opportunities that offer both attractive value and the potential for credit improvement. We expect that emerging-market bonds will continue to play a role in our strategy given their liquidity relative to high-yield corporate bonds.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Emerging-market bonds, followed by an up arrow with the phrase "Investors gravitate toward high-yielding securities." The second listing is Braskem S.A., followed by an up arrow with the phrase "Company's financials benefit from pricing power." The third listing is Allied Waste, followed by a down arrow with the phrase "Slowing growth limits profits."]

"...we plan to maintain our conserva
 tive approach to that sector by
 emphasizing the higher-quality tiers
 of the high yield market..."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in high-yield bonds. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
November 30, 2004

                              Class A      Class B      Class C      Class I 1
Inception date                 3-1-01       3-1-01       3-1-01       3-1-01

Average annual returns with maximum sales charge (POP)
One year                         2.27%        1.30%        5.30%        7.43%
Since inception                  6.76         6.69         7.35         8.42

Cumulative total returns with maximum sales charge (POP)
Six months                       2.02         1.46         5.45         7.02
One year                         2.27         1.30         5.30         7.43
Since inception                 27.81        27.49        30.49        35.41

SEC 30-day yield as of November 30, 2004
                                 4.58         4.10         4.10         5.17

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1--6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Merrill Lynch High Yield Master II Index.

                                       Merrill Lynch
             Cum Value    Cum Value       High Yield
               of $10K      of $10K        Master II
Plot Date     (No Load)     (W/Load)           Index

3-1-01         $10,000       $9,500          $10,000
3-31-01          9,953        9,506            9,796
5-31-01         10,089        9,636            9,836
8-31-01         10,289        9,827            9,810
11-30-01        10,554       10,080            9,755
2-28-02         10,593       10,118            9,604
5-31-02         10,657       10,178            9,928
8-31-02         10,299        9,836            9,021
11-30-02        10,619       10,142            9,357
2-28-03         11,086       10,588            9,912
5-31-03         11,817       11,287           10,886
8-31-03         11,957       11,420           11,177
11-30-03        12,502       11,941           11,881
2-29-04         12,848       12,271           12,346
5-31-04         12,528       11,966           12,149
8-31-04         13,047       12,462           12,727
11-30-04        13,382       12,781           13,285

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock High Income Fund, without sales charge (NAV) and is equal to $13,382 as of November 30, 2004. The second line represents the Merrill Lynch High Yield Master II Index and is equal to $13,285 as of November 30, 2004. The third line represents the hypothetical $10,000 investment made in the John Hancock High Income Fund, with maximum sales charge (POP) and is equal to $12,781 as of November 30, 2004.]


                                    Class B      Class C 1    Class I 2
Period beginning                     3-1-01       3-1-01       3-1-01

Without sales charge                $13,049      $13,049      $13,541
With maximum sales charge            12,749       13,049       13,541
Index                                13,285       13,285       13,285


Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of November 30, 2004. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch High Yield Master II Index is an index composed of U.S. currency high yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on May 31, 2004, with the same investment held until November 30, 2004.


Account value                            Expenses paid
$1,000.00          Ending value          during period
on 5-31-04          on 11-30-04         ended 11-30-04 1
--------------------------------------------------------
Class A               $1,068.30                 $13.55
Class B                1,064.60                  20.75
Class C                1,064.50                  20.75
Class I                1,070.20                   9.87


Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2004 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on May 31, 2004, with the same investment held until November 30, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.


Account value                            Expenses paid
$1,000.00          Ending value          during period
on 5-31-04          on 11-30-04         ended 11-30-04 1
--------------------------------------------------------
Class A               $1,011.97                 $13.18
Class B                1,004.97                  20.15
Class C                1,004.97                  20.15
Class I                1,015.54                   9.61


Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.31%, 2.01%, 2.01% and 0.95% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
November 30, 2004
(unaudited)

This schedule is divided into two main categories: bonds and short-term investments. Bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                              Interest  Maturity      Credit        Par value
Issuer, description                                               rate  date          rating (A)        (000)           Value
Bonds 80.90%                                                                                                      $25,020,399
(Cost $23,434,900)

Apparel Retail 1.05%                                                                                                  324,000
Oxford Industries, Inc.,
Sr Note                                                          8.875% 06-01-11      B                  $300         324,000

Auto Parts & Equipment 2.78%                                                                                          860,460
Keystone Automotive Operations, Inc.,
Sr Sub Note                                                      9.750  11-01-13      B-                  500         541,250
TRW Automotive, Inc.,
Sr Note                                                          9.375  02-15-13      BB-                 274         319,210

Broadcasting & Cable TV 9.98%                                                                                       3,088,096
Allbritton Communications Co.,
Sr Sub Note                                                      7.750  12-15-12      B-                  350         360,500
Charter Communications Holdings LLC/
Charter Communications Holdings
Capital Corp,
Sr Note                                                         10.750  10-01-09      CCC-                400         346,000
CSC Holdings, Inc.,
Sr Sub Deb                                                      10.500  05-15-16      B+                  250         283,125
DIRECTV Holdings LLC/DIRECTV
Financing Co., Inc.,
Sr Note                                                          8.375  03-15-13      BB-                 250         280,625
Innova S. de R.L.,
Note (Mexico)                                                    9.375  09-19-13      B+                  315         356,738
Sr Note (Mexico)                                                12.875  04-01-07      B+                   93          94,805
Paxson Communications Corp.,
Sr Sub Note                                                     10.750  07-15-08      CCC                 210         215,775
Sinclair Broadcast Group, Inc.,
Sr Sub Note                                                      8.000  03-15-12      B                   400         417,000
TCI Communications, Inc.,
Sr Deb                                                           7.875  08-01-13      BBB                 300         349,588
XM Satellite Radio, Inc.,
Sr Sec Note                                                     12.000  06-15-10      CCC+                324         383,940


See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                              Interest  Maturity      Credit        Par value
Issuer, description                                               rate  date          rating (A)        (000)           Value
Building Products 0.79%                                                                                              $244,517
Celulosa Arauco y Constitucion S.A.,
Note (Chile)                                                     5.125% 07-09-13      BBB+               $250         244,517

Casinos & Gaming 10.31%                                                                                             3,188,250
Chukchansi Economic Development Auth.,
Sr Note (G)(S)                                                  14.500  06-15-09      Caa1                350         444,500
Isle of Capri Casinos, Inc.,
Sr Sub Note                                                      9.000  03-15-12      B                   200         222,000
Jacobs Entertainment, Inc.,
Gtd Sr Sec Note                                                 11.875  02-01-09      B                   250         281,875
Mandalay Resort Group,
Sr Sub Note                                                      9.375  02-15-10      BB-                  50          57,875
Mohegan Tribal Gaming Auth.,
Sr Sub Note                                                      8.000  04-01-12      B+                  250         273,125
Sr Sub Note                                                      6.375  07-15-09      B+                  250         257,500
Sr Sub Note (S)                                                  7.125  08-15-14      B+                  100         105,750
MTR Gaming Group, Inc.,
Sr Note Ser B                                                    9.750  04-01-10      B+                  350         381,500
Penn National Gaming, Inc.,
Sr Sub Note Ser B                                               11.125  03-01-08      B                   100         106,875
Premier Entertainment Biloxi,
1st Mortgage Note                                               10.750  02-01-12      B-                  250         270,000
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas)                                            8.875  08-15-11      B                    60          65,850
Turning Stone Casino Resort Enterprise,
Sr Note (S)                                                      9.125  12-15-10      B+                  300         325,500
Waterford Gaming LLC,
Sr Note (S)                                                      8.625  09-15-12      B+                  370         395,900

Commodity Chemicals 2.51%                                                                                             776,250
Braskem S.A.,
Note (Brazil) (S)                                               11.750  01-22-14      BB-                 400         462,000
Nova Chemicals Corp.,
Sr Note (Canada)                                                 7.000  05-15-06      BB+                 300         314,250

Diversified Banks 1.15%                                                                                               355,837
Sumitomo Mitsui Banking Corp.
(New York Branch),
Sub Note Tier II (Japan)                                         8.000  06-15-12      BBB                 300         355,837

Diversified Commercial Services 1.29%                                                                                 399,802
Corporacion Andina de Fomento,
Note (Supranational)                                             5.200  05-21-13      A                   400         399,802


See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                                              Interest  Maturity      Credit        Par value
Issuer, description                                               rate  date          rating (A)        (000)           Value
Diversified Financial Services (Other) 0.92%                                                                         $284,815
Glencore Funding LLC,
Gtd Note (S)                                                     6.000% 04-15-14      BBB                $300         284,815

Electric Utilities 6.24%                                                                                            1,929,579
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)                                          8.625  04-30-13      BBB-                340         376,272
Empresa Nacional de Electricidad S.A.,
Bond (Chile)                                                     7.875  02-01-27      BBB-                500         513,896
Midland Funding Corp. II,
Lease Oblig Bond Ser A                                          11.750  07-23-05      BB-                  68          71,911
MSW Energy Holdings LLC/
MSW Energy Finance Co., Inc.,
Sr Sec Note Ser B                                                8.500  09-01-10      BB                  300         330,000
Sr Sec Note Ser B                                                7.375  09-01-10      BB-                 300         316,500
PSE&G Energy Holdings LLC,
Sr Note                                                          7.750  04-16-07      BB-                 300         321,000

Environmental Services 2.04%                                                                                          629,740
Allied Waste North America, Inc.,
Sr Note Ser B                                                   10.000  08-01-09      B+                  134         140,365
Sr Note Ser B                                                    9.250  09-01-12      BB-                 150         160,125
Casella Waste Systems, Inc.,
Sr Sub Note                                                      9.750  02-01-13      B                   300         329,250

Food Retail 1.92%                                                                                                     593,347
Del Monte Corp.,
Sr Sub Note                                                      8.625  12-15-12      B                   237         264,847
Dole Food Co., Inc.,
Sr Note                                                          8.875  03-15-11      B+                  300         328,500

Foreign Government 15.60%                                                                                           4,825,530
Brazil, Federal Republic of,
Global Bond (Brazil)                                            10.250  01-11-06      BB-                 500         539,250
Colombia, Republic of,
Bond (Colombia)                                                 10.375  01-28-33      BB                  300         340,050
Bond (Colombia)                                                  9.750  04-09-11      BB                  263         302,455
Mexican States, United,
Global Med Term Note (Mexico)                                    8.375  01-14-11      BBB-                150         174,750
Global Med Term Note Ser A (Mexico)                              8.300  08-15-31      BBB-                300         339,750
Global Med Term Note Ser A (Mexico)                              6.375  01-16-13      BBB-                350         365,750
Panama, Republic of,
Bond (Panama)                                                    9.625  02-08-11      BB                  460         526,700
Bond (Panama)                                                    9.375  01-16-23      BB                  600         663,000
Note (Panama)                                                    7.250  03-15-15      BB                  400         395,000


See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                                              Interest  Maturity      Credit        Par value
Issuer, description                                               rate  date          rating (A)        (000)           Value
Foreign Government (continued)
Peru, Republic of,
Bond (Peru)                                                      9.875% 02-06-15      BB                 $150        $174,375
Bond (Peru)                                                      9.125  01-15-08      BB                  300         331,500
Bond (Peru)                                                      8.750  11-21-33      BB                  150         151,575
Venezuela, Republic of,
Bond (Venezuela)                                                 5.375  08-07-10      B                   450         417,375
Note (Venezuela)                                                 8.500  10-08-14      B                   100         104,000

Hotels, Resorts & Cruise Lines 1.11%                                                                                  343,500
Starwood Hotels and
Resorts Worldwide, Inc.,
Sr Note                                                          7.875  05-01-12      BB+                 300         343,500

Industrial Machinery 1.40%                                                                                            432,000
Manitowoc Co., Inc.,
Sr Note                                                          7.125  11-01-13      B+                  400         432,000

Leisure Facilities 1.12%                                                                                              345,000
Cinemark USA, Inc.,
Sr Sub Note                                                      9.000  02-01-13      B-                  300         345,000

Leisure Products 1.40%                                                                                                432,000
Gaylord Entertainment Co.,
Sr Note                                                          8.000  11-15-13      B                   400         432,000

Metal & Glass Containers 2.58%                                                                                        796,950
BWAY Corp.,
Gtd Sr Sub Note                                                 10.000  10-15-10      B-                  300         319,500
Owens-Brockway Glass Container, Inc.,
Sr Note                                                          8.250  05-15-13      BB-                 300         326,250
Sr Sec Note                                                      8.875  02-15-09      BB-                 140         151,200

Multi-Utilities & Unregulated Power 0.32%                                                                             100,507
Salton Sea Funding Corp.,
Sr Sec Note Ser C                                                7.840  05-30-10      BB+                  45          48,765
Sr Sec Note Ser F                                                7.475  11-30-18      BB+                  48          51,742

Oil & Gas Drilling 4.15%                                                                                            1,283,330
Chesapeake Energy Corp.,
Sr Note                                                          7.750  01-15-15      BB-                 300         329,250
Sr Note                                                          6.875  01-15-16      BB-                 336         354,480
Ocean Rig Norway A.S.,
Gtd Sr Sec Note (Norway)                                        10.250  06-01-08      CCC                 150         154,500
Pemex Project Funding Master Trust,
Gtd Note (Mexico)                                                8.500  02-15-08      BBB-                300         336,000
Gtd Note (Mexico)                                                7.375  12-15-14      BBB-                100         109,100


See notes to
financial statements.


13


FINANCIAL STATEMENTS


                                                              Interest  Maturity      Credit        Par value
Issuer, description                                               rate  date          rating (A)        (000)           Value
Paper Products 4.06%                                                                                               $1,257,063
Longview Fibre Co.,
Sr Sub Note                                                     10.000% 01-15-09      B+                 $125         136,563
MDP Acquisitions Plc,
Sr Note (Ireland)                                                9.625  10-01-12      B                   500         570,000
Stone Container Corp.,
Sr Note                                                          9.250  02-01-08      B                   200         222,000
Sr Note                                                          8.375  07-01-12      B                   300         328,500

Real Estate Investment Trusts 1.32%                                                                                   408,000
Omega Healthcare Investors, Inc.,
Sr Note                                                          7.000  04-01-14      BB-                 400         408,000

Regional Banks 0.57%                                                                                                  176,901
Colonial Bank,
Sub Note                                                         9.375  06-01-11      BBB-                150         176,901

Technology Distributors 1.05%                                                                                         324,000
Synagro Technologies, Inc.,
Sr Sub Note                                                      9.500  04-01-09      B                   300         324,000

Tobacco 2.51%                                                                                                         775,000
Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)                                          10.625  09-01-08      B                   350         364,000
Standard Commercial Corp.,
Sr Note                                                          8.000  04-15-12      BB+                 400         411,000

Wireless Telecommunication Service 2.73%                                                                              845,925
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)                                            14.250  12-01-06      C                   250          85,000
Mobile Telesystems Finance S.A.,
Bond (Luxembourg)                                               10.950  12-21-04      BB-                 100         100,250
Nextel Communications, Inc.,
Sr Note                                                          7.375  08-01-15      BB                  400         440,000
Nextel Partners, Inc.,
Sr Note                                                         12.500  11-15-09      B-                  194         220,675


See notes to
financial statements.


14


FINANCIAL STATEMENTS


                                                              Interest      Credit          Par value
Issuer, description                                               rate      rating (A)          (000)                   Value
Short-term investments 16.81%                                                                                      $5,200,000
(Cost $5,200,000)

Government U.S. Agency 16.81%                                                                                       5,200,000
Federal Home Loan Bank,
Disc Note 12-01-04                                                Zero      AAA                $5,200               5,200,000

Total investments 97.71%                                                                                          $30,220,399

Other assets and liabilities, net 2.29%                                                                              $708,568

Total net assets 100.00%                                                                                          $30,928,967


(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,758,737 or 8.92% of the Fund's net assets as of November 30, 2004.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer;
    however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

November 30, 2004
(unaudited)

These tables show
the percentages of
the Fund's invest-
ments aggregated
by various countries
and concentration
of investments
aggregated by the
quality rating for
each debt security.


Country diversification        Value as a percentage of Fund's net assets
-------------------------------------------------------------------------
Bahamas                                                             0.21%
Brazil                                                              3.24
Canada                                                              1.02
Chile                                                               3.67
Colombia                                                            2.08
Ireland                                                             1.84
Japan                                                               1.15
Luxembourg                                                          0.32
Mexico                                                              6.02
Norway                                                              0.50
Panama                                                              5.12
Peru                                                                2.13
Supranational                                                       1.29
United States                                                      67.43
Venezuela                                                           1.69

Quality distribution          Value as a percentage of Fund's net assets
-------------------------------------------------------------------------
AAA                                                                16.81%
A                                                                   1.29
BBB                                                                11.73
BB                                                                 28.12
B                                                                  34.49
CCC                                                                 4.99
C                                                                   0.28


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

November 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


Assets
Investments at value (cost $28,634,900)                           $30,220,399
Cash                                                                  115,797
Receivable for shares sold                                            100,567
Interest receivable                                                   538,570
Receivable from affiliates                                             16,221
Other assets                                                           10,006

Total assets                                                       31,001,560

Liabilities
Payable for shares repurchased                                          1,033
Dividends payable                                                       4,158
Payable to affiliates
Management fees                                                        17,619
Distribution and service fees                                           3,600
Other                                                                     677
Other payables and accrued expenses                                    45,506

Total liabilities                                                      72,593

Net assets
Capital paid-in                                                    29,623,547
Accumulated net realized loss on investments                         (248,431)
Net unrealized appreciation of investments                          1,585,499
Distributions in excess of net investment income                      (31,648)

Net assets                                                        $30,928,967

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($16,749,916 [DIV] 1,655,265 shares)                           $10.12
Class B ($9,520,304 [DIV] 940,872 shares)                              $10.12
Class C ($4,479,658 [DIV] 442,703 shares)                              $10.12
Class I ($179,089 [DIV] 17,698 shares)                                 $10.12

Maximum offering price per share
Class A 1 ($10.12 [DIV] 95.5%)                                         $10.60


1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.


See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
November 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.


Investment income
Interest (net of foreign withholding taxes of $7,228)              $1,069,678

Total investment income                                             1,069,678

Expenses
Investment management fees                                             97,752
Class A distribution and service fees                                  23,936
Class B distribution and service fees                                  49,114
Class C distribution and service fees                                  20,977
Class A, B and C transfer agent fees                                   20,115
Class I transfer agent fees                                                25
Registration and filing fees                                           30,045
Professional fees                                                      16,826
Custodian fees                                                         16,583
Printing                                                                8,763
Miscellaneous                                                           4,004
Accounting and legal services fees                                      3,760
Trustees' fees                                                            787
Interest                                                                  148

Total expenses                                                        292,835
Less expense reductions                                               (46,947)

Net expenses                                                          245,888

Net investment income                                                 823,790

Realized and unrealized gain (loss)
Net realized loss on investments                                     (231,839)
Change in net unrealized appreciation
(depreciation) of investments                                       1,335,109

Net realized and unrealized gain                                    1,103,270

Increase in net assets from operations                             $1,927,060


1 Semiannual period from 6-1-04 through 11-30-04.


See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.


                                                          Year        Period
                                                         ended         ended
                                                       5-31-04      11-30-04 1

Increase (decrease) in net assets
From operations

Net investment income                               $1,877,167      $823,790
Net realized gain (loss)                               914,798      (231,839)
Change in net unrealized
appreciation (depreciation)                         (1,097,679)    1,335,109

Increase in net assets resulting
from operations                                      1,694,286     1,927,060

Distributions to shareholders
From net investment income
Class A                                             (1,053,462)     (476,034)
Class B                                               (627,202)     (259,089)
Class C                                               (237,039)     (110,399)
Class I                                                 (7,040)       (3,245)
                                                    (1,924,743)     (848,767)
From Fund share transactions                          (110,779)      610,516

Net assets
Beginning of period                                 29,581,394    29,240,158

End of period 2                                    $29,240,158   $30,928,967


1 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

2 Includes distributions in excess of net investment income of $6,671 and $31,648, respectively.


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


Period ended                                           5-31-01 1   5-31-02     5-31-03     5-31-04    11-30-04 2
Per share operating performance
Net asset value,
beginning of period                                     $10.00       $9.94       $9.62       $9.84       $9.76
Net investment income 3                                   0.15        0.81        0.69        0.65        0.29
Net realized and unrealized
gain (loss) on investments                               (0.07)      (0.27)       0.28       (0.06)       0.37
Total from
investment operations                                     0.08        0.54        0.97        0.59        0.66
Less distributions
From net investment income                               (0.14)      (0.86)      (0.75)      (0.67)      (0.30)
Net asset value, end of period                           $9.94       $9.62       $9.84       $9.76      $10.12
Total return 4,5 (%)                                      0.89 6      5.63       10.88        6.02        6.83 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $10         $12         $16         $15         $17
Ratio of expenses
to average net assets (%)                                 1.25 7      1.24        1.31        1.31        1.31 7
Ratio of adjusted expenses
to average net assets 8 (%)                               2.42 7      2.77        1.73        1.56        1.62 7
Ratio of net investment income
to average net assets (%)                                 5.93 7      8.24        7.36        6.50        5.80 7
Portfolio turnover (%)                                      13         113          97          73          17



See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                           5-31-01 1   5-31-02     5-31-03     5-31-04    11-30-04 2
Per share operating performance
Net asset value,
beginning of period                                     $10.00       $9.94       $9.62       $9.84       $9.76
Net investment income 3                                   0.13        0.75        0.61        0.58        0.25
Net realized and unrealized
gain (loss) on investments                               (0.06)      (0.27)       0.30       (0.06)       0.37
Total from
investment operations                                     0.07        0.48        0.91        0.52        0.62
Less distributions
From net investment income                               (0.13)      (0.80)      (0.69)      (0.60)      (0.26)
Net asset value, end of period                           $9.94       $9.62       $9.84       $9.76      $10.12
Total return 4,5 (%)                                      0.71 6      4.99       10.11        5.28        6.46 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 9        $3         $10         $10         $10
Ratio of expenses
to average net assets (%)                                 1.95 7      1.90        2.01        2.01        2.01 7
Ratio of adjusted expenses
to average net assets 8 (%)                               3.12 7      3.43        2.43        2.26        2.32 7
Ratio of net investment income
to average net assets (%)                                 5.22 7      7.58        6.53        5.81        5.11 7
Portfolio turnover (%)                                      13         113          97          73          17



See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                           5-31-01 1   5-31-02     5-31-03     5-31-04    11-30-04 2
Per share operating performance
Net asset value,
beginning of period                                     $10.00       $9.94       $9.62       $9.84       $9.76
Net investment income 3                                   0.13        0.75        0.61        0.58        0.25
Net realized and unrealized
gain (loss) on investments                               (0.06)      (0.27)       0.30       (0.06)       0.37
Total from
investment operations                                     0.07        0.48        0.91        0.52        0.62
Less distributions
From net investment income                               (0.13)      (0.80)      (0.69)      (0.60)      (0.26)
Net asset value, end of period                           $9.94       $9.62       $9.84       $9.76      $10.12
Total return 4,5 (%)                                      0.71 6      4.99       10.11        5.28        6.45 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 9        $2          $3          $4          $4
Ratio of expenses
to average net assets (%)                                 1.95 7      1.90        2.01        2.01        2.01 7
Ratio of adjusted expenses
to average net assets 8 (%)                               3.12 7      3.43        2.43        2.26        2.32 7
Ratio of net investment income
to average net assets (%)                                 5.22 7      7.58        6.55        5.79        5.09 7
Portfolio turnover (%)                                      13         113          97          73          17



See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS I SHARES

Period ended                                           5-31-01 1   5-31-02     5-31-03     5-31-04    11-30-04 2
Per share operating performance
Net asset value,
beginning of period                                     $10.00       $9.94       $9.62       $9.84       $9.76
Net investment income 3                                   0.15        0.83        0.72        0.69        0.31
Net realized and unrealized
gain (loss) on investments                               (0.06)      (0.27)       0.28       (0.07)       0.37
Total from
investment operations                                     0.09        0.56        1.00        0.62        0.68
Less distributions
From net investment income                               (0.15)      (0.88)      (0.78)      (0.70)      (0.32)
Net asset value, end of period                           $9.94       $9.62       $9.84       $9.76      $10.12
Total return 4,5 (%)                                      0.96 6      5.89       11.24        6.40        7.02 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 9        -- 9        -- 9        -- 9        -- 9
Ratio of expenses
to average net assets (%)                                 0.95 7      0.98        0.98        0.95        0.95 7
Ratio of adjusted expenses
to average net assets 8 (%)                               2.12 7      2.51        1.40        1.17        1.24 7
Ratio of net investment income
to average net assets (%)                                 6.23 7      8.49        7.73        6.87        6.21 7
Portfolio turnover (%)                                      13         113          97          73          17


1 Class A, Class B, Class C and Class I shares began operations on 3-1-01.

2 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.



See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited


Note A
Accounting policies

John Hancock High Income Fund (the "Fund") is a diversified series of John Hancock Strategic Series, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek a high level of current income. The Fund will seek to achieve this objective by investing primarily in debt securities.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribu tion and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2004.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $16,592 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires May 31, 2011.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders, if any, from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $1,924,743. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.65% of the first $1,000,000,000 of the Fund's average daily net asset value, (b) 0.60% of the next $3,000,000,000 and (c) 0.55% of Fund's average daily net asset value in excess of $4,000,000,000.

The Adviser has agreed to limit the Fund's total expenses, excluding the transfer agent fee and distribution and service fees, to 0.90% of the Fund's average daily net asset value on an annual basis, at least until September 30, 2005. Accordingly, the expense reductions related to the total expense limitation amounted to $43,319 for the period ended November 30, 2004. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Invest ment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Nation al Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended November 30, 2004, JH Funds received net up-front sales charges of $22,617 with regard to sales of Class A shares. Of this amount, $2,719 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $19,457 was paid as sales commissions to unrelated broker-dealers and $441 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the period ended November 30, 2004, JH Funds received net up-front sales charges of $4,918 with regard to sales of Class C shares. Of this amount, $4,840 was paid as sales commissions to unrelated broker-dealers and $78 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2004, CDSCs received by JH Funds amounted to $20,874 for Class B shares and $521 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to limit Class A, Class B and Class C shares' transfer agent fees to 0.11% of each class's average daily net asset value at least until September 30, 2005. Accordingly, the expense reductions related to the transfer agent fee limitation amounted to $3,628 for the period ended November 30, 2004. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $3,760. The Fund also paid the Adviser the amount of $1,334 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 970,000 Class A, 10,000 of Class B, 10,000 of Class C and 10,000 Class I shares of beneficial interest of the Fund on November 30, 2004.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of the Fund's shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                 Year ended 5-31-04                   Period ended 11-30-04 1
                           Shares            Amount              Shares              Amount
Class A shares
Sold                      722,373        $7,181,166             226,570          $2,259,434
Distributions reinvested   23,082           231,223              10,345             103,390
Repurchased              (854,521)       (8,507,479)           (147,157)         (1,457,362)
Net increase (decrease)  (109,066)      ($1,095,090)             89,758            $905,462

Class B shares
Sold                      453,367        $4,537,448              79,517            $794,129
Distributions reinvested   37,467           375,420              15,443             154,057
Repurchased              (485,387)       (4,866,196)           (166,917)         (1,668,055)
Net increase (decrease)     5,447           $46,672             (71,957)          ($719,869)

Class C shares
Sold                      205,622        $2,053,337              69,750            $698,257
Distributions reinvested   10,841           108,534               4,661              46,511
Repurchased              (122,231)       (1,224,232)            (39,930)           (398,062)
Net increase               94,232          $937,639              34,481            $346,706

Class I shares
Sold                           --                --               7,698             $78,217
Net increase                   --                --               7,698             $78,217
Net increase (decrease)    (9,387)        ($110,779)             59,980            $610,516


1 Semiannual period from 6-1-04 through 11-30-04. Unaudited.


Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2004, aggregated $4,255,239 and $5,461,483, respectively.

The cost of investments owned on November 30, 2004, including short-term investments, for federal income tax purposes, was $28,674,317. Gross unrealized appreciation and depreciation of investments aggregated $1,804,656 and $258,574, respectively, resulting in net unrealized appreciation of $1,546,082. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums on debt securities.

Note E
Shareholder meeting

On December 1, 2004, a Special Meeting of Shareholders of the Fund was held to elect nine Trustees, effective January 1, 2005.

Proxies covering 1,879,393 shares of beneficial interest were voted at the meeting.

Shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                              WITHHELD
                              FOR            AUTHORITY
-------------------------------------------------------------
James F. Carlin               1,866,676         12,717
Richard P. Chapman, Jr.       1,870,155          9,238
William H. Cunningham         1,867,048         12,345
Ronald R. Dion                1,866,676         12,717
Charles L. Ladner             1,869,783          9,610
Dr. John A. Moore             1,867,048         12,345
Patti McGill Peterson         1,867,048         12,345
Steven R. Pruchansky          1,866,676         12,717
James A. Shepherdson          1,866,676         12,717

OUR FAMILY
OF FUNDS

--------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

--------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

--------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

--------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

--------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds


Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information --
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone          On the Fund's Web site    On the SEC's Web site

1-800-225-5291    www.jhfunds.com/proxy     www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
* Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

Susan S. Newton
Senior Vice President and
Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way,
Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803


The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                        Express mail:
            John Hancock                         John Hancock
            Signature Services, Inc.             Signature Services, Inc.
            1 John Hancock Way, Suite 1000       Mutual Fund Image Operations
            Boston, MA 02217-1000                529 Main Street
                                                 Charlestown, MA 02129

Phone       Customer service representatives     1-800-225-5291
            24-hour automated information        1-800-338-8080
            TDD line                             1-800-554-6713


A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
High Income Fund.


720SA 11/04
       1/05

JOHN HANCOCK
Strategic Income Fund

11.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 20

For more information
page 37


Dear Fellow Shareholders,

The stock market made little, if any, headway for much of 2004, before finally rallying in November. After a strong start in January, the market faded and remained dull as it wrestled with a variety of uncertainties. Questions about the continuing strength of the economy, the effects of rising interest rates, and expectations for corporate earnings growth kept investors jittery. In addition, record high crude oil prices, terrorism and the uncertainty of a closely contested U.S. presidential race all weighed on the market. The picture brightened in early November with the election behind us and oil prices moderating somewhat. With one month left to go, the market seems poised to produce single-digit returns for 2004, barring some major negative occurrence.

Year-to-date through November 30, 2004, the Standard & Poor's 500 Index was up 7.23%, while the Dow Jones Industrial Average advanced 1.67% and the Nasdaq Composite Index rallied from its negative stance in October to return 4.66% through November 30. Despite the Federal Reserve's four hikes in short-term interest rates, bonds still produced positive results, with the Lehman Brothers Aggregate Bond Index up 3.39%.

The way this year has played out in the financial markets serves as a good reminder of why keeping a long-term perspective is such a critical element of successful investing. Getting caught up in the day-to-day twists and turns of the market and trying to act on them can wreak havoc with your portfolio and derail progress toward meeting your overall financial objectives.

Since no one can predict the market's moves, the best way to reach your goals is to stay invested and stick to your plan. Investing should be a marathon, not a sprint. Do not try to time the market, and make sure you work with your investment professional to ensure that your portfolio remains properly diversified to meet your long-term objectives. For example, after several years of dominance, small-cap stocks and value stocks could now represent higher percentages of your portfolio than you may want. If you are comfortable with your financial plan, it becomes easier to ride out the market's daily ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson
Chief Executive Officer

This commentary reflects the CEO's views as of November 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks high
current income by
investing primarily
in foreign govern-
ment and corporate
debt securities from
developed and
emerging markets,
U.S. government
and agency securi-
ties and U.S. high
yield bonds.

Over the last six months

* Domestic and foreign bonds performed well despite rising U.S. interest rates.

* The fall of the U.S. dollar boosted the returns for un-hedged, non-dollar-denominated foreign government bonds.

* The Fund benefited from its large stake in foreign government bonds.


[Bar chart with heading "John Hancock Strategic Income Fund." Under the heading is a note that reads "Fund performance for the six months ended November 30, 2004." The chart is scaled in increments of 5% with 0% at the bottom and 15% at the top. The first bar represents the 10.31% total return for Class A. The second bar represents the 9.92% total return for Class B. The third bar represents the 9.92% total return for Class C. The fourth bar represents the 10.53% total return for Class I. The fifth bar represents the 10.17% total return for Class R. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]


Top 10 issuers

18.1%   Government of Canada
11.0%   U.S. Treasury
 5.8%   Republic of Colombia
 5.4%   Buoni Poliennali Del Tes (Italy)
 4.7%   Bonos Y Oblig Del Estado (Spain)
 4.0%   Government of Australia
 3.6%   Government of Japan
 3.1%   United Mexican States
 2.6%   Government of New Zealand
 2.4%   Government of Norway

As a percentage of net assets on November 30, 2004.

BY FREDERICK L. CAVANAUGH, JR., AND DANIEL S. JANIS, III,
PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Strategic Income Fund

The various sectors that make up the global bond market generally posted strong returns during the six months ended November 30, 2004. Topping the charts were high-quality, non-dollar-denominated foreign government bonds, such as those issued in Canada, Europe and Australia. They were helped by a reasonably benign interest rate backdrop in those countries and the decline in the value of the U.S. dollar relative to most other currencies. Emerging-market bonds -- including those issued in places like Mexico and Brazil -- also posted strong gains as investors shifted money into higher-yielding assets from developing countries. That inflow of new money pushed bond prices higher. And in a surprise to many market observers, even U.S. Treasuries posted above-average gains. The Treasury market rallied despite a string of strong economic data, climbing stock prices, declining oil prices and rising interest rates -- factors that under normal conditions would have pushed bond prices lower. Although experts offered a variety of explanations as to why Treasuries extended their nearly four-year long rally, we suspect that the key reason had do with non-traditional Treasury investors -- particularly hedge funds -- entering the market.

High-yield corporate bonds also posted strong gains, fueled by brisk demand for high income-producing bonds with strong returns amid a low interest rate environment. The asset class rallied in 2003, racking up returns of over 20%, and it outperformed many other fixed-income asset classes so far this year as well, a track record that attracted a lot of investor interest during the period.

"The various sectors that
 make up the global bond  market
 generally posted
 strong returns..."

Fund performance explained

For the six months ended November 30, 2004, John Hancock Strategic Income Fund's Class A, Class B, Class C, Class I and Class R shares posted total returns of 10.31%, 9.92%, 9.92%, 10.53% and 10.17%, respectively, at net asset value. Those returns
outpaced the 8.14% return of the average multi-sector income fund, according to Lipper, Inc. 1 In the same period, the Merrill Lynch AAA U.S. Treasury/Agency Master Index returned 3.11%, the Merrill Lynch High Yield Master II Index returned 9.39% and the Citigroup World Government Bond Index returned 10.41%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of Fred Cavanaugh and Dan Janis, flush right next to first paragraph.]

"The main reason for our
 outperformance ...was our
 larger exposure to non-dollar,
 un-hedged high-quality foreign gov
 ernment bonds..."

Foreign governments rule

The main reason for our outperformance of our Lipper peer group average was our larger exposure to non-dollar, unhedged high-quality foreign government bonds, which generally beat out high yield and Treasury securities for the period. Our reasons for maintaining a large non-dollar denominated foreign bond position -- with holdings issued in Canada, Australia and some Western European markets -- stemmed from our view that the U.S. dollar would continue to weaken, thereby making foreign bonds more attractive and U.S. bonds less so. Our forecast for a weakening dollar was in response to the yawning current account deficit -- a measure of both the mounting U.S. trade and budget deficits. In our view, that not only poses a threat to future U.S. economic growth, but it may also force the Fed to raise interest rates in order to attract foreign investors to the U.S. bond markets. The decline of the dollar against the euro was especially steep, helping our holdings in most European government bonds. Our emerging-market holdings -- particularly those from Mexico, Colombia and Peru -- also were aided by some improvements in the fiscal, political and economic conditions in those countries. In Colombia, for example, domestic confidence improved, exports rose and the amendment to allow the current president's reelection moved ahead. Peru's economy continued to beat expectations with strong manufacturing and mining. Furthermore, political tensions there eased with expectations that the current president will continue to serve out his term.

[Table at top left-hand side of page entitled "Quality distribution." The first listing is AAA 51%, the second is AA-A 11%, the third is BBB 5%, the fourth is BB 15%, the fifth is B 10%, the sixth is CCC 2% and the seventh is Below CCC 0.19% .]

Our underweighted position in U.S. Treasury securities also aided the Fund's performance. Even though Treasuries posted decent gains, their returns were far overshadowed by the performance of foreign and high yield corporate bonds. Throughout the period, we remained concerned that Treasuries were overvalued given the prospects for higher interest rates and the potential for foreign investors to begin exiting Treasuries amid higher rates and a weakening dollar.

High yield strategy

We continued to maintain a relatively light exposure to high-yield corporate bonds because we were concerned that economic growth wasn't strong enough to support high valuation levels. Furthermore, we maintained our preference for higher-quality high yield bonds given our concerns that lower-quality bonds were "priced for perfection," reflecting overly optimistic views about the economy, interest rates and the rate of defaults among high yield issuers.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 11-30-04." The chart is divided into five sections (from top to right): Foreign government bonds 66%, Corporate bonds 14%, U.S. government & agency bonds 14%, Short-term investments & other 5% and Common stocks 1%.]

Among our high-yield corporate bond holdings, there were a number of good performers. Braskem S.A., Brazil's largest petrochemical company, was one of them, benefiting from strong demand for thermoplastic resins. Mexican television company Innova also performed well due to industry consolidation. On the flip side, Allied Waste North America underperformed during the period as the company reduced its earnings guidance given slower growth in several of its markets. The company also has embarked on a new equipment maintenance and upgrade program, which negatively impacted margins.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Foreign government bonds, followed by an up arrow with the phrase "Falling U.S. dollar boosts prices for foreign investors." The second listing is Braskem S.A., followed by an up arrow with the phrase "Company benefits from pricing power." The third listing is Allied Waste, followed by a down arrow with the phrase "Slowing growth limits profits."]

Outlook

Our economic outlook continues to call for moderate growth and moderate inflation, which leads us to believe that the Fed will raise interest rates very slowly. Additionally, the Fed has maintained that it will take a "measured" approach to future rate hikes. In terms of the various sectors of the global bond market, we remain concerned that moderate economic growth won't be able to support the near historically tight yield spreads and high valuations of high yield bonds over the long term. As a result, we plan to maintain our conservative approach to that sector. We expect that bonds denominated in a currency other than the U.S. dollar will continue to play a predominant role in our strategy. This is based on the large current account deficit that needs to attract large amounts of the world's foreign capital as its funding source.

"We expect that bonds denominated in
 a currency other than the U.S. dollar
 will continue to play a predominant
 role in our strategy."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in high yield bonds. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
November 30, 2004

                  Class A      Class B      Class C     Class I 1    Class R 1
Inception date    8-18-86      10-4-93       5-1-98      9-4-01       8-5-03

Average annual returns with maximum sales charge (POP)
One year             5.46%        4.65%        8.65%      10.84%       10.02%
Five years           6.62         6.55         6.86          --           --
Ten years            8.36         8.25           --          --           --
Since inception        --           --         5.65       10.49        11.19

Cumulative total returns with maximum sales charge (POP)
Six months           5.27         4.92         8.92       10.53        10.17
One year             5.46         4.65         8.65       10.84        10.02
Five years          37.80        37.35        39.32          --           --
Ten years          123.15       120.96           --          --           --
Since inception        --           --        43.55       38.15        15.04

SEC 30-day yield as of November 30, 2004
                     3.45         2.92         2.92        4.04         3.43

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in three separate indexes.

                                   Merrill Lynch  Merrill Lynch    Citicorp
          Cum Value  Cum Value          AAA U.S.     High Yield       World
            of $10K    of $10K   Treasury/Agency      Master II  Government
Plot Date  (No Load)   (W/Load)     Master Index          Index  Bond Index

11-30-94    $10,000     $9,500           $10,000        $10,000     $10,000
12-31-94     10,006      9,560            10,068         10,105      10,028
5-31-95      10,915     10,429            11,107         11,335      11,649
11-30-95     11,712     11,190            11,747         11,973      11,813
5-31-96      12,159     11,617            11,559         12,470      11,669
11-30-96     13,239     12,649            12,362         13,433      12,470
5-31-97      13,739     13,127            12,427         14,133      12,072
11-30-97     14,722     14,066            13,272         15,196      12,435
5-31-98      15,585     14,890            13,819         15,962      12,724
11-30-98     15,673     14,974            14,705         15,823      14,013
5-31-99      16,019     15,305            14,442         16,228      13,506
11-30-99     16,195     15,473            14,512         16,094      13,719
5-31-00      16,230     15,507            14,878         15,727      13,365
11-30-00     16,156     15,436            16,004         15,021      13,422
5-31-01      16,742     15,996            16,619         16,312      13,391
11-30-01     17,349     16,576            17,647         16,178      14,129
5-31-02      17,784     16,991            17,904         16,464      14,424
11-30-02     18,174     17,364            19,020         15,517      15,661
5-31-03      20,719     19,795            20,253         18,053      17,907
11-30-03     21,160     20,217            19,754         19,703      18,176
5-31-04      21,182     20,238            19,808         20,148      18,573
11-30-04     23,356     22,315            20,424         22,040      20,505


[Line chart with the heading "GROWTH OF $10,000." Within the chart are five lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Strategic Income Fund, without sales charge (NAV) and is equal to $23,356 as of November 30, 2004. The second line represents the same hypothetical $10,000 investment made in the John Hancock Strategic Income Fund, with maximum sales charge (POP) and is equal to $22,315 as of November 30, 2004. The third line represents the Merrill Lynch High Yield Master II Index and is equal to $22,040 as of November 30, 2004. The fourth line represents the Citigroup World Government Bond Index and is equal to $20,505 as of November 30, 2004. The fifth line represents the Merrill Lynch AAA U.S. Treasury/Agency Master Index and is equal to $20,424 as of November 30, 2004.]


                            Class B 1    Class C 1    Class I 2    Class R 2
Period beginning           11-30-94       5-1-98       9-4-01       8-5-03
Strategic Income Fund       $22,096      $14,355      $13,815      $11,504
Index 1                      20,424       14,913       11,904       10,560
Index 2                      22,040       13,883       13,536       12,117
Index 3                      20,505       16,109       14,706       11,940

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C, Class I and Class R shares, respectively, as of November 30, 2004. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch AAA U.S. Treasury/Agency Master Index -- Index 1 -- is an unmanaged index of fixed-rate U.S. Treasury and agency securities.

Merrill Lynch High Yield Master II Index -- Index 2 -- is an index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

Citigroup World Government Bond Index -- Index 3 -- is an unmanaged index of bonds issued by governments in the U.S., Europe and Asia.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on May 31, 2004, with the same investment held until November 30, 2004.

Account value                              Expenses paid
$1,000.00          Ending value            during period
on 5-31-04          on 11-30-04           ended 11-30-04 1
-------------------------------------------------------------
Class A               $1,103.10                    $9.49
Class B                1,099.20                    16.82
Class C                1,099.20                    16.82
Class I                1,105.30                     5.28
Class R                1,101.70                    11.93

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2004 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on May 31, 2004, with the same investment held until November 30, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                              Expenses paid
$1,000.00          Ending value            during period
on 5-31-04          on 11-30-04           ended 11-30-04 1
-------------------------------------------------------------
Class A               $1,016.05                    $9.10
Class B                1,009.04                    16.10
Class C                1,009.04                    16.10
Class I                1,020.05                     5.07
Class R                1,013.71                    11.43

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.60%, 1.60%, 0.50% and 1.14% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
November 30, 2004
(unaudited)

This schedule is divided into six main categories: bonds, common stocks, preferred stocks, U.S. government and agencies securities, warrants and short-term investments. Bonds, common stocks, preferred stocks, U.S. government and agencies securities and warrants are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)      (000)          Value
Bonds 79.98%                                                                                           $1,220,757,143
(Cost $1,017,674,099)

Airlines 0.00%                                                                                                  7,500
Jet Equipment Trust,
Equipment Trust Ctf Ser 95B2 (B)(H)(S)                         10.910% 08-15-14  D             $1,500           7,500

Broadcasting & Cable TV 2.54%                                                                              38,729,737
Allbritton Communications Co.,
Sr Sub Note                                                     7.750  12-15-12  B-             4,800       4,944,000
Callahan Nordrhein-Westfallen GmbH,
Sr Note (Germany) (C)(G)(H)                                    14.125  07-15-11  D              1,430          95,027
Charter Communications Holdings,
LLC/Charter Communications
Holdings Capital Corp.,
Sr Note                                                        10.750  10-01-09  CCC-           3,600       3,114,000
CSC Holdings, Inc.,
Sr Sub Deb (L)                                                 10.500  05-15-16  B+             3,450       3,907,125
Innova S. de R.L.,
Note (Mexico) (L)                                               9.375  09-19-13  B+             5,685       6,438,263
Sr Note (Mexico)                                               12.875  04-01-07  B+             1,677       1,694,645
Paxson Communications Corp.,
Gtd Sr Sub Note                                                10.750  07-15-08  CCC            3,735       3,837,712
Rogers Cable, Inc.,
Sr Sec Note (Canada) (D)(S)                                     7.250  12-15-11  BB+            6,750       5,790,337
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note                                                 8.000  03-15-12  B              4,625       4,821,563
XM Satellite Radio, Inc.,
Sr Sec Note                                                    12.000  06-15-10  CCC+           3,449       4,087,065

Casinos & Gaming 3.19%                                                                                     48,674,712
Chukchansi Economic Development
Authority,
Sr Note (G)(S)                                                 14.500  06-15-09  Caa1           4,875       6,191,250
Isle of Capri Casinos, Inc.,
Sr Sub Note                                                     9.000  03-15-12  B              4,500       4,995,000

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)      (000)          Value
Casinos & Gaming (continued)
Jacobs Entertainment, Inc.,
Gtd Sr Sec Note                                                11.875% 02-01-09  B             $4,550      $5,130,125
Mandalay Resort Group,
Sr Sub Note (L)                                                 9.375  02-15-10  BB-            3,850       4,456,375
Mohegan Tribal Gaming Authority,
Sr Sub Note (L)                                                 8.000  04-01-12  B+             4,450       4,861,625
Sr Sub Note (S)                                                 7.125  08-15-14  B+               800         846,000
Sr Sub Note                                                     6.375  07-15-09  B+             3,750       3,862,500
MTR Gaming Group, Inc.,
Sr Note Ser B                                                   9.750  04-01-10  B+             3,150       3,433,500
Penn National Gaming, Inc.,
Sr Sub Note Ser B                                              11.125  03-01-08  B              5,200       5,557,500
Seneca Gaming Corp.,
Sr Sec Note                                                     7.250  05-01-12  BB-              500         527,500
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas)                                           8.875  08-15-11  B              1,625       1,783,437
Waterford Gaming LLC,
Sr Note (S)                                                     8.625  09-15-12  B+             6,570       7,029,900

Commodity Chemicals 0.45%                                                                                   6,900,250
Braskem S.A.,
Note (Brazil) (S)                                              11.750  01-22-14  BB-            2,800       3,234,000
Nova Chemicals Corp.,
Sr Note (Canada)                                                7.000  05-15-06  BB+            3,500       3,666,250

Diversified Banks 0.17%                                                                                     2,598,713
Corporacion Andina de Fomento,
Note (Venezuela)                                                5.200  05-21-13  A              2,600       2,598,713

Electric Utilities 1.39%                                                                                   21,126,444
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)                                         8.625  04-30-13  BBB-           3,910       4,327,131
Empresa Nacional de Electricidad S.A.,
Bond (Chile)                                                    7.875  02-01-27  BBB-           4,500       4,625,060
Midland Funding Corp. II,
Deb Ser B                                                      13.250  07-23-06  BB-            5,600       6,219,892
Lease Oblig Bond Ser A (L)                                     11.750  07-23-05  BB-            1,462       1,528,111
MSW Energy Holdings LLC/MSW Energy
Finance Co., Inc.,
Sr Sec Note Ser B                                               7.375  09-01-10  BB-              950       1,002,250
PSE&G Energy Holdings LLC,
Note                                                            7.750  04-16-07  BB-            3,200       3,424,000

Environmental Services 0.20%                                                                                3,032,512
Allied Waste North America, Inc.,
Gtd Sr Sub Note Ser B                                          10.000  08-01-09  B+             2,895       3,032,512

See notes to
financial statements.


11


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)      (000)          Value
Foreign Government 65.61%                                                                              $1,001,438,135
Australia, Government of,
Bond (Australia) (D)                                           10.000% 10-15-07  AAA          $18,000      15,844,373
Bond (Australia) (D)                                            7.500  09-15-09  AAA           52,000      44,468,867
Bonos Y Oblig Del Estado,
Bond (Spain) (C)                                                5.350  10-31-11  Aaa           18,930      28,106,490
Bond (Spain) (C)                                                5.000  07-30-12  AA+           10,000      14,591,496
Bond (Spain) (C)                                                4.200  07-30-13  Aaa           20,500      28,296,281
Brazil, Federative Republic of,
Bond (Germany) (D)                                              8.000  02-26-07  BB-            7,800       5,716,431
Bond (Brazil) (D)                                               7.000  04-23-08  BB-           10,000       7,151,400
Bond (Japan) (D)                                                4.750  04-10-07  B+         1,200,000      11,839,486
Bundesrepublik Deutschland,
Bond (Germany) (C)                                              5.000  07-04-12  Aaa           16,800      24,496,097
Buoni Poliennali Del Tes,
Bond (Italy) (C)                                                6.750  02-01-07  AA             5,500       7,971,055
Bond (Italy) (C)                                                6.000  05-01-31  AA            11,800      19,244,763
Bond (Italy) (C)                                                5.250  08-01-11  AA-           23,835      35,117,722
Bond (Italy) (C)                                                4.750  02-01-13  Aa2           14,250      20,410,221
Canada, Government of,
Bond (Canada) (D)                                               8.750  12-01-05  AAA           52,000      46,311,291
Bond (Canada) (D)                                               7.000  12-01-06  AAA           45,000      40,759,808
Bond (Canada) (D)                                               6.000  09-01-05  AAA           24,500      21,109,499
Bond (Canada) (D)                                               6.000  06-01-08  AAA           10,000       9,107,102
Bond (Canada) (D)                                               6.000  06-01-11  AAA           35,050      32,657,916
Bond (Canada) (D)                                               5.750  06-01-29  AAA           35,525      33,058,671
Bond (Canada) (D)                                               5.500  06-01-09  AAA           49,000      44,252,681
Bond (Canada) (D)                                               5.500  06-01-10  AAA           33,425      30,288,130
Bond (Canada) (D)                                               4.500  09-01-07  AAA           22,000      19,113,662
Chile, Republic of,
Bond (Chile) (L)                                                5.500  01-15-13  A              3,000       3,095,400
Colombia, Republic of,
Bond (Colombia)                                                11.750  02-25-20  BB            10,850      13,578,775
Bond (Colombia)                                                10.375  01-28-33  BB            18,100      20,516,350
Bond (Colombia)                                                 9.750  04-09-11  BB             6,124       7,042,878
Note (Colombia) (C)                                            11.500  05-31-11  Ba2           13,640      22,479,024
Note (Colombia) (C)                                            11.375  01-31-08  BB            10,800      17,009,903
Note (Colombia)                                                10.000  01-23-12  BB             7,440       8,425,800
Germany, Federal Republic of,
Bond (Germany) (C)                                              5.000  01-04-12  AAA            7,450      10,855,922
Ireland, Government of,
Bond (Ireland) (C)                                              5.000  04-18-13  Aaa           13,500      19,742,999
Deb (Ireland) (C)                                               4.600  04-18-16  Aaa            9,500      13,478,988
Japan, Government of,
Bond (Japan) (D)                                                0.100  10-20-05  AA-        5,590,000      54,428,258

See notes to
financial statements.


12


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)      (000)          Value
Foreign Government (continued)
Mexican States, United,
Bond (Mexico)                                                  11.375% 09-15-16  BBB-          $3,800      $5,538,500
Bond (Mexico)                                                   8.300  08-15-31  BBB-          11,500      13,023,750
Note (Mexico)                                                   8.375  01-14-11  BBB-           7,200       8,388,000
Note (Mexico) (C)                                               7.375  03-13-08  BBB-           7,560      11,273,429
Note (Mexico)                                                   6.375  01-16-13  BBB-           8,650       9,039,250
New Zealand, Government of,
Bond (New Zealand) (D)                                          6.500  02-15-06  AAA           20,165      14,495,235
Bond (New Zealand) (D)                                          6.000  07-15-08  AAA           10,000       7,166,219
Bond (New Zealand) (D)                                          6.000  11-15-11  AAA           25,750      18,499,909
Norway, Government of,
Bond (Norway) (D)                                               6.000  05-16-11  AAA           44,000       8,183,393
Bond (Norway) (D)                                               5.000  05-15-15  AAA          158,000      27,878,420
Ontario, Province of,
Bond (New Zealand) (D)                                          5.750  03-03-08  AA            10,600       7,435,009
Deb (Canada) (D)                                                5.000  03-08-14  AA             7,000       6,009,032
Panama, Republic of,
Bond (Panama)                                                   9.625  02-08-11  BB            11,790      13,499,550
Bond (Panama)                                                   9.375  01-16-23  BB             5,700       6,298,500
Bond (Panama)                                                   8.875  09-30-27  BB             5,000       5,256,250
Note (Panama) (L)                                               7.250  03-15-15  BB             4,400       4,345,000
Peru, Republic of,
Bond (Peru) (L)                                                 9.875  02-06-15  BB             4,350       5,056,875
Bond (Peru) (L)                                                 9.125  01-15-08  BB             5,725       6,326,125
Bond (Peru)                                                     8.750  11-21-33  BB            12,000      12,126,000
Philippines, Republic of,
Bond (Philippines)                                              9.375  01-18-17  BB             7,000       7,210,000
Bond (Philippines) (C)                                          9.125  02-22-10  BB             6,250       8,638,827
Bond (Japan) (D)                                                3.200  08-02-05  BB           495,000       4,819,676
Sweden, Kingdom of,
Bond (Sweden) (D)                                               8.000  08-15-07  Aaa          146,500      24,633,466
Venezuela, Republic of,
Bond (Venezuela)                                                5.375  08-07-10  B             10,000       9,275,000
Note (Venezuela)                                                8.500  10-08-14  B              3,850       4,004,000
Sr Note (Venezuela) (C)                                        11.000  03-05-08  B             14,500      22,450,981

Industrial Conglomerates 0.00%                                                                                  6,250
Centaur Mining & Exploration Ltd.,
Sr Note (G)(H)                                                 11.000  12-01-07  D              2,500           6,250

Industrial Machinery 0.18%                                                                                  2,808,000
Manitowoc Co., Inc.,
Sr Note                                                         7.125  11-01-13  B+             2,600       2,808,000

See notes to
financial statements.


13


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)      (000)          Value
Integrated Oil & Gas 1.07%                                                                                $16,371,425
Pemex Project Funding Master Trust,
Gtd Note                                                        9.125% 10-13-10  BBB-          $3,800       4,522,000
Gtd Note                                                        8.500  02-15-08  BBB-           7,000       7,840,000
Gtd Note (L)                                                    7.375  12-15-14  BBB-           3,675       4,009,425

Marine 0.04%                                                                                                  551,899
Pacific & Atlantic Holdings, Inc.,
Gtd Sr Sub Note (Liberia) (B)(G)(S)                            10.500  12-31-07  Caa2           1,839         551,899

Metal & Glass Containers 0.71%                                                                             10,797,525
BWAY Corp.,
Gtd Sr Sub Note                                                10.000  10-15-10  B-             2,125       2,263,125
Owens-Brockway Glass Container, Inc.,
Sr Note                                                         8.250  05-15-13  BB-            3,200       3,480,000
Sr Sec Note                                                     8.875  02-15-09  BB-            4,680       5,054,400

Multi-Utilities & Unregulated Power 0.12%                                                                   1,809,144
Salton Sea Funding Corp.,
Gtd Sr Sec Bond Ser F                                           7.475  11-30-18  BB+              874         931,365
Sr Sec Note Ser C                                               7.840  05-30-10  BB+              810         877,779

Oil & Gas Drilling 0.49%                                                                                    7,532,870
Ocean Rig Norway A.S.,
Gtd Sr Sec Note (Norway)                                       10.250  06-01-08  CCC            5,400       5,562,000
Parker Drilling Co.,
Gtd Sr Note Ser B                                              10.125  11-15-09  B-             1,886       1,970,870

Oil & Gas Exploration & Production 0.64%                                                                    9,834,405
Chesapeake Energy Corp.,
Gtd Sr Note                                                     7.750  01-15-15  BB-            2,500       2,743,750
Sr Note                                                         6.875  01-15-16  BB-            6,721       7,090,655

Paper Packaging 1.32%                                                                                      20,089,941
Kappa Beheer B.V.,
Gtd Sr Sub Note (Netherlands) (C)                              10.625  07-15-09  B              5,850       8,241,441
MDP Acquisitions Plc,
Sr Note (Ireland)                                               9.625  10-01-12  B              4,300       4,902,000
Stone Container Corp.,
Sr Note                                                         9.750  02-01-11  B              1,800       1,989,000
Sr Note                                                         9.250  02-01-08  B              2,000       2,220,000
Sr Note                                                         8.375  07-01-12  B              2,500       2,737,500

Paper Products 0.15%                                                                                        2,321,562
Longview Fibre Co.,
Sr Sub Note                                                    10.000  01-15-09  B+             2,125       2,321,562

Real Estate Investment Trusts 0.04%                                                                           612,000
OMEGA Healthcare Investors, Inc.,
Sr Note                                                         7.000  04-01-14  BB-              600         612,000

See notes to
financial statements.


14


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)      (000)          Value
Regional Banks 0.47%                                                                                       $7,196,590
Colonial Bank,
Sub Note                                                        9.375% 06-01-11  BBB-          $3,650       4,304,584
CSBI Capital Trust I,
Gtd Sub Cap (B)(G)                                             11.750  06-06-27  B-             2,340       2,892,006

Tobacco 0.39%                                                                                               5,966,250
Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)                                         10.625  09-01-08  B              4,650       4,836,000
Standard Commercial Corp.,
Sr Note                                                         8.000  04-15-12  BB+            1,100       1,130,250

Wireless Telecommunication Services 0.81%                                                                  12,351,279
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)                                           14.250  12-01-06  C              4,000       1,360,000
Mobile Telesystems Finance S.A.,
Gtd Bond (Luxembourg)                                          10.950  12-21-04  BB-            2,650       2,656,625
Nextel Communications, Inc.,
Sr Note                                                         7.375  08-01-15  BB             2,600       2,860,000
Nextel Partners, Inc.,
Sr Note                                                        12.500  11-15-09  B-             1,851       2,105,512
PTC International Finance II S.A.,
Gtd Sr Sub Note (Luxembourg) (C)                               11.250  12-01-09  BB+            2,400       3,369,142

Issuer                                                                                         Shares           Value
Common stocks 1.47%                                                                                       $22,437,788
(Cost $25,369,997)

Diversified Commercial Services 0.00%                                                                           1,027
SpinCycle, Inc. (B)(I)                                                                            667           1,027

Food Retail 0.00%                                                                                              15,400
TLC Beatrice International Holdings, Inc. (B)(I)(K)                                            20,000          15,400

Gold 0.62%                                                                                                  9,470,000
Newmont Mining Corp.                                                                          200,000       9,470,000

Integrated Telecommunication Services 0.22%                                                                 3,337,498
Deutsche Telekom AG (Germany) (I)                                                               8,253         175,129
Versatel Telecom International N.V. (Netherlands) (C)(I)                                    1,189,710       3,162,369

Oil & Gas Equipment & Services 0.06%                                                                          907,049
Key Energy Services, Inc. (I)                                                                  72,448         907,049

Precious Metals & Minerals 0.35%                                                                            5,418,000
Pan American Silver Corp. (Canada) (I)                                                        300,000       5,418,000

See notes to
financial statements.


15


FINANCIAL STATEMENTS

Issuer                                                                                         Shares           Value
Wireless Telecommunication Services 0.22%                                                                  $3,288,814
NII Holdings, Inc. (I)                                                                         54,786       2,370,042
USA Mobility, Inc. (I)                                                                         25,269         918,772

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Preferred stocks 0.44%                                                                                     $6,625,340
(Cost $7,664,827)

Environmental Services 0.35%                                                                                5,249,000
Allied Waste Industries, Inc., 6.25%, Conv                                       B            100,000       5,249,000

Marine 0.00%                                                                                        0
Pacific & Atlantic Holdings, Inc., 7.50% (B)(G)                                  CCC           97,266               0

Wireless Telecommunication Services 0.09%                                                   1,376,340
Rural Cellular Corp., 11.375%, Ser B                                             Ca             1,695       1,376,340

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)          Value
U.S. government and agencies securities 14.06%                                                           $214,605,423
(Cost $215,809,543)

Government U.S. 11.02%                                                                                    168,261,621
United States Treasury,
Bond (L)                                                       10.750% 08-15-05  AAA          $33,000      34,889,778
Bond (L)                                                        9.250  02-15-16  AAA           27,600      39,002,250
Bond (L)                                                        8.125  08-15-19  AAA           17,225      23,168,297
Bond (L)                                                        5.375  02-15-31  AAA           10,000      10,525,000
Bond (L)                                                        5.000  08-15-11  AAA           19,000      20,093,982
Note (L)                                                        6.125  08-15-07  AAA           23,600      25,374,602
Note (L)                                                        2.750  07-31-06  AAA           15,250      15,207,712

Government U.S. Agency 3.04%                                                                               46,343,802
Federal Home Loan Mortgage Corp.,
Note                                                            3.800  06-28-07  AAA           14,750      14,885,552
Federal National Mortgage Assn.,
Note (L)                                                        3.250  06-28-06  AAA           19,940      19,860,459
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                             5.500  05-15-33  AAA           11,384      11,597,791

See notes to
financial statements.


16


FINANCIAL STATEMENTS

Issuer                                                                                         Shares           Value
Warrants 0.27%                                                                                             $4,155,281
(Cost $827,963)

Broadcasting & Cable TV 0.00%                                                                                     346
Loral Space & Communications Ltd. (I)                                                          42,000             346

Communications Equipment 0.01%                                                                                209,250
MetroNet Communications Corp. (I)(S)                                                            2,250         209,250

Integrated Telecommunications Services 0.26%                                                                3,945,685
Allegiance Telecom, Inc. (I)(S)                                                                 3,500           3,500
COLT Telecom Plc (United Kingdom) (I)(S)                                                        5,000       3,823,002
NTL, Inc.                                                                                      28,043         119,183

                                                                                Interest
Issuer, description, maturity date                                              rate           Shares           Value

Short-term investments 2.28%                                                                              $34,855,000
(Cost $34,855,000)

Joint Repurchase Agreement 2.28%                                                                           34,855,000
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 11-30-04,
due 12-01-04 (secured by U.S. Treasury Inflation
Indexed Bonds 3.375% thru 3.625%
due 04-15-32 thru 04-15-28 and
U.S. Treasury Inflation Indexed
Note 3.000% due 07-15-12)                                                       1.960%         34,855      34,855,000

Total investments 98.50%                                                                               $1,503,435,975

Other assets and liabilities, net 1.50%                                                                   $22,835,886

Total net assets 100.00%                                                                               $1,526,271,861


(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

See notes to
financial statements.

FINANCIAL STATEMENTS

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:

                                                                 Value as a
                                                                 percentage
                                     Acquisition   Acquisition    of Fund's         Value as of
Issuer, description, maturity date          date          cost   net assets   November 30, 2004
-----------------------------------------------------------------------------------------------
TLC Beatrice International
Holdings, Inc., Common Stock            11-25-87        54,400         0.00%            $15,400

(L) All or a portion of this security is on loan as of November 30, 2004.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $36,849,769 or 2.41% of the Fund's net assets as of November 30, 2004.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar-denominated, unless indicated otherwise.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

November 30, 2004
(unaudited)

These tables show
the percentages
of the Fund's
investments aggre-
gated by various
countries and con-
centration of
investments
aggregated by
the quality rating
for debt and
preferred securities.


Country diversification             Value as a percentage of Fund's net assets
------------------------------------------------------------------------------
Australia                                                                3.95%
Bahamas                                                                  0.12
Brazil                                                                   1.83
Canada                                                                  19.98
Chile                                                                    0.79
Colombia                                                                 5.83
Germany                                                                  2.33
Ireland                                                                  2.50
Italy                                                                    5.42
Japan                                                                    3.57
Liberia                                                                  0.04
Luxembourg                                                               0.39
Mexico                                                                   3.72
Netherlands                                                              0.75
New Zealand                                                              2.63
Norway                                                                   2.73
Panama                                                                   1.93
Peru                                                                     1.54
Philippine Islands                                                       1.35
Spain                                                                    4.65
Sweden                                                                   1.61
United Kingdom                                                           0.25
United States                                                           28.08
Venezuela                                                                2.51


Quality distribution of
bonds and preferred shares          Value as a percentage of Fund's net assets
------------------------------------------------------------------------------
AAA                                                                     50.94%
AA                                                                      10.82
A                                                                        0.37
BBB                                                                      5.04
BB                                                                      15.47
B                                                                       10.12
CCC                                                                      1.53
CC                                                                       0.09
C                                                                        0.09
D                                                                        0.01

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

November 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $1,302,201,429)
including $220,638,127 of securities loaned                    $1,503,435,975
Cash                                                                      104
Foreign cash, at value (cost $420,504)                                420,504
Cash segregated for futures contracts                               1,058,250
Receivable for investments sold                                     8,174,191
Receivable for shares sold                                          1,158,594
Receivable for forward foreign currency exchange contracts          1,060,797
Dividends and interest receivables                                 32,054,506
Receivable for futures variation margin                                38,906
Other assets                                                           88,387

Total assets                                                    1,547,490,214

Liabilities
Payable for investments purchased                                   8,750,267
Payable for shares repurchased                                        918,662
Payable for forward foreign currency exchange contracts            10,219,530
Dividends payable                                                     189,051
Payable to affiliates
Management fees                                                       471,111
Distribution and service fees                                         168,132
Other                                                                 378,734
Other payables and accrued expenses                                   122,866

Total liabilities                                                  21,218,353

Net assets
Capital paid-in                                                 1,525,247,982
Accumulated net realized loss on investments,
financial futures contracts, options written
and foreign currency transactions                                (165,571,430)
Net unrealized appreciation of investments,
financial futures contracts and translation of
assets and liabilities in foreign currencies                      195,054,467
Distributions in excess of net investment income                  (28,459,158)

Net assets                                                     $1,526,271,861

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($717,622,838 [DIV] 99,822,460 shares)                          $7.19
Class B ($518,021,622 [DIV] 72,054,657 shares)                          $7.19
Class C ($287,841,246 [DIV] 40,040,611 shares)                          $7.19
Class I ($2,557,326 [DIV] 355,870 shares)                               $7.19
Class R ($228,829 [DIV] 31,830 shares)                                  $7.19

Maximum offering price per share
Class A 1 ($7.19 [DIV] 95.5%)                                           $7.53

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
November 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

Investment income
Interest (net of foreign withholding taxes of $829,417)           $39,698,403
Securities lending                                                    202,222
Dividends                                                             191,262

Total investment income                                            40,091,887

Expenses
Investment management fees                                          2,626,237
Class A distribution and service fees                               1,007,960
Class B distribution and service fees                               2,578,934
Class C distribution and service fees                               1,386,193
Class R distribution and service fees                                     215
Class A, B and C transfer agent fees                                1,134,573
Class I transfer agent fees                                               391
Class R transfer agent fees                                               309
Custodian fees                                                        226,646
Accounting and legal services fees                                    183,339
Miscellaneous                                                          82,807
Registration and filing fees                                           51,078
Printing                                                               45,570
Trustees' fees                                                         28,369
Professional fees                                                      22,505
Interest                                                                8,250
Securities lending fees                                                 6,780

Total expenses                                                      9,390,156

Net investment income                                              30,701,731

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                         3,663,224
Financial futures contracts                                        (9,687,690)
Options written                                                       461,980
Foreign currency transactions                                      (5,096,912)

Change in net unrealized appreciation (depreciation) of
Investments                                                       127,040,407
Financial futures contracts                                         2,191,382
Translation of assets and liabilities in foreign currencies        (7,841,615)

Net realized and unrealized gain                                  110,730,776

Increase in net assets from operations                           $141,432,507

1 Semiannual period from 6-1-04 through 11-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                Year          Period
                                               ended           ended
                                             5-31-04        11-30-04 1
Increase (decrease) in net assets
From operations

Net investment income                    $69,929,528     $30,701,731
Net realized gain (loss)                  21,481,529     (10,659,398)
Change in net unrealized
appreciation (depreciation)              (65,163,669)    121,390,174

Increase in net assets resulting
from operations                           26,247,388     141,432,507

Distributions to shareholders
From net investment income
Class A                                  (35,993,149)    (17,508,423)
Class B                                  (29,443,583)    (11,652,309)
Class C                                  (13,850,832)     (6,259,458)
Class I                                      (14,108)        (44,174)
Class R 2                                     (4,472)         (3,783)
From net realized gain
Class A                                  (13,490,562)             --
Class B                                  (12,552,025)             --
Class C                                   (5,948,223)             --
Class I                                         (227)             --
Class R 2                                     (2,283)             --
                                        (111,299,464)    (35,468,147)
From Fund share transactions              87,603,086     (45,490,165)

Net assets
Beginning of period                    1,463,246,656   1,465,797,666

End of period 3                        1,465,797,666  $1,526,271,861

1 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

2 Class R shares began operations on 8-5-03.

3 Includes distributions in excess of net investment income of $23,692,742 and $28,459,158, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                 5-31-00     5-31-01     5-31-02 1   5-31-03     5-31-04    11-30-04 2
Per share operating performance
Net asset value,
beginning of period                            $7.46       $6.97       $6.61       $6.49       $7.08       $6.69
Net investment income 3                         0.59        0.57        0.46        0.38        0.35        0.16
Net realized and unrealized
gain (loss) on investments                     (0.49)     ( 0.36)      (0.07)       0.65       (0.19)       0.52
Total from
investment operations                           0.10        0.21        0.39        1.03        0.16        0.68
Less distributions
From net investment income                     (0.59)      (0.56)      (0.46)      (0.44)      (0.40)      (0.18)
From net realized gain                            --          --          --          --       (0.15)         --
From capital paid-in                              --       (0.01)      (0.05)         --          --          --
                                               (0.59)      (0.57)      (0.51)      (0.44)      (0.55)      (0.18)
Net asset value, end of period                 $6.97       $6.61       $6.49       $7.08       $6.69       $7.19
Total return 4 (%)                              1.37        3.15        6.22       16.50        2.23       10.31 5

Ratios and supplemental data
Net assets, end of period
(in millions)                                   $511        $512        $508        $595        $657        $718
Ratio of expenses
to average net assets (%)                       0.91        0.93        0.93        0.95        0.90        0.90 6
Ratio of net investment income
to average net assets (%)                       8.09        8.40        7.06        5.82        5.10        4.57 6
Portfolio turnover (%)                            36 7        48          69          71          42          16

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                 5-31-00     5-31-01     5-31-02 1   5-31-03     5-31-04    11-30-04 2
Per share operating performance
Net asset value,
beginning of period                            $7.46       $6.97       $6.61       $6.49       $7.08       $6.69
Net investment income 3                         0.54        0.52        0.42        0.34        0.31        0.13
Net realized and unrealized
gain (loss) on investments                     (0.49)      (0.35)      (0.08)       0.64       (0.20)       0.53
Total from
investment operations                           0.05        0.17        0.34        0.98        0.11        0.66
Less distributions
From net investment income                     (0.54)      (0.52)      (0.42)      (0.39)      (0.35)      (0.16)
From net realized gain                            --          --          --          --       (0.15)         --
From capital paid-in                              --       (0.01)      (0.04)         --          --          --
                                               (0.54)      (0.53)      (0.46)      (0.39)      (0.50)      (0.16)
Net asset value, end of period                 $6.97       $6.61       $6.49       $7.08       $6.69       $7.19
Total return 4 (%)                              0.65        2.44        5.49       15.69        1.52        9.92 5

Ratios and supplemental data
Net assets, end of period
(in millions)                                   $564        $555        $556        $613        $529        $518
Ratio of expenses
to average net assets (%)                       1.61        1.63        1.63        1.65        1.60        1.60 6
Ratio of net investment income
to average net assets (%)                       7.39        7.69        6.36        5.13        4.41        3.87 6
Portfolio turnover (%)                            36 7        48          69          71          42          16

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                 5-31-00     5-31-01     5-31-02 1   5-31-03     5-31-04    11-30-04 2
Per share operating performance
Net asset value,
beginning of period                            $7.46       $6.97       $6.61       $6.49       $7.08       $6.69
Net investment income 3                         0.53        0.52        0.42        0.33        0.31        0.13
Net realized and unrealized
gain (loss) on investments                     (0.49)      (0.35)      (0.08)       0.65       (0.20)       0.53
Total from
investment operations                           0.04        0.17        0.34        0.98        0.11        0.66
Less distributions
From net investment income                     (0.53)      (0.52)      (0.42)      (0.39)      (0.35)      (0.16)
From net realized gain                            --          --          --          --       (0.15)         --
From capital paid-in                              --       (0.01)      (0.04)         --          --          --
                                               (0.53)      (0.53)      (0.46)      (0.39)      (0.50)      (0.16)
Net asset value, end of period                 $6.97       $6.61       $6.49       $7.08       $6.69       $7.19
Total return 4 (%)                              0.65        2.43        5.49       15.69        1.52        9.92 5

Ratios and supplemental data
Net assets, end of period
(in millions)                                    $36         $69        $121        $256        $279        $288
Ratio of expenses
to average net assets (%)                       1.61        1.63        1.64        1.65        1.60        1.60 6
Ratio of net investment income
to average net assets (%)                       7.39        7.65        6.35        4.99        4.39        3.87 6
Portfolio turnover (%)                            36 7        48          69          71          42          16

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS I SHARES

Period ended                                 5-31-02 1,8   5-31-03     5-31-04    11-30-04 2
Per share operating performance
Net asset value,
beginning of period                            $6.61         $6.49       $7.08       $6.69
Net investment income 3                         0.35          0.50        0.34        0.17
Net realized and unrealized
gain (loss) on investments                     (0.08)         0.56       (0.17)       0.52
Total from
investment operations                           0.27          1.06        0.17        0.69
Less distributions
From net investment income                     (0.36)        (0.47)      (0.41)      (0.19)
From net realized gain                            --            --       (0.15)         --
From capital paid-in                           (0.03)           --          --          --
                                               (0.39)        (0.47)      (0.56)      (0.19)
Net asset value, end of period                 $6.49         $7.08       $6.69       $7.19
Total return 4 (%)                              4.34 5       16.97        2.41       10.53 5

Ratios and supplemental data
Net assets, end of period
(in millions)                                     -- 9          -- 9        $1          $3
Ratio of expenses
to average net assets (%)                       0.60 6        0.55        0.48        0.50 6
Ratio of net investment income
to average net assets (%)                       7.39 6        6.29        5.14        5.01 6
Portfolio turnover (%)                            69            71          42          16

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS R SHARES

Period ended                                 5-31-04 8  11-30-04 2

Per share operating performance
Net asset value,
beginning of period                            $6.83       $6.69
Net investment income 3                         0.26        0.15
Net realized and unrealized
gain on investments                             0.05        0.52
Total from
investment operations                           0.31        0.67
Less distributions
From net investment income                     (0.30)      (0.17)
From net realized gain                         (0.15)         --
                                               (0.45)      (0.17)
Net asset value, end of period                 $6.69       $7.19
Total return 4 (%)                              4.42 5     10.17 5

Ratios and supplemental data
Net assets, end of period
(in millions)                                     -- 9        -- 9
Ratio of expenses
to average net assets (%)                       1.38 6      1.14 6
Ratio of net investment income
to average net assets (%)                       4.66 6      4.32 6
Portfolio turnover (%)                            42          16

1 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.03, decrease net realized and unrealized losses per share by $0.03 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 7.59%, 6.89%, 6.88% and 7.92% for Class A, Class B, Class C and Class I shares, respectively. Per share ratios and supplemental data for the periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

2 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

7 Excludes merger activity.

8 Class I and Class R shares began operations on 9-4-01 and 8-5-03, respectively.

9 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Strategic Income Fund (the "Fund") is a diversified series of John Hancock Strategic Series, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve a high level of current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Secur ities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribu tion and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2004.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writ ing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract's terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

Written options for the period ended November 30, 2004 were as follows:

                                    NUMBER OF CONTRACTS     PREMIUMS RECEIVED
-----------------------------------------------------------------------------
Outstanding, beginning of period                     --                    --
Options written                               1,660,000              $461,980
Options exercised                            (1,660,000)             (461,980)
Outstanding, end of period                           --                    --

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At November 30, 2004, the Fund loaned securities having a market value of $220,638,127 collateralized by securities in the amount of $225,677,952. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as

"variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On November 30, 2004 the Fund had deposited $1,058,250 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on November 30, 2004:

                              NUMBER OF
OPEN CONTRACTS                CONTRACTS   POSITION   EXPIRATION   APPRECIATION
------------------------------------------------------------------------------
U.S. Treasury 10-Year Note    1,245       Short      Mar 05         $1,635,074

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the appli cable foreign currency exchange rates. Any result ing unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency ex change contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unantici pated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had the following open forward foreign currency exchange contracts on November 30, 2004:

                       PRINCIPAL AMOUNT        EXPIRATION         APPRECIATION
OPEN CONTRACTS         COVERED BY CONTRACT     MONTH             (DEPRECIATION)
------------------------------------------------------------------------------
Buys
Canadian Dollar        100,000,000             Dec 04               $1,060,797
Sells
Canadian Dollar        100,000,000             Dec 04              ($5,427,707)
Euro                    18,600,000             Jan 05               (1,698,619)
Pound Sterling           2,000,000             Mar 05                 (133,543)
New Zealand Dollar      66,000,000             Dec 04               (2,959,661)

                                                                  ($10,219,530)

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the ap plicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable in come that is distributed to shareholders. Therefore, no federal income tax provision is re quired. For federal income tax purposes, the Fund has $137,612,329 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain dis tributions will be made. The loss carryforward expires as follows: May 31, 2006 --$1,008,800, May 31, 2007 -- $1,503,470, May 31, 2008 -- $6,667,465, May 31, 2009 -- $19,893,294, May
31, 2010 -- $54,670,046, May 31, 2011 -- $29,326,320 and May 31, 2012 --
$24,542,934.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is de clared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $111,299,464. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $150,000,000, (c) 0.40% of the next $250,000,000, (d) 0.35% of the next $150,000,000 and (e) 0.30% of the Fund's average daily net asset value in excess of $650,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Invest ment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as de fined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In addition, under a service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended November 30, 2004, JH Funds received net up-front sales charges of $864,713 with regard to sales of Class A shares. Of this amount, $101,343 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $563,032 was paid as sales commissions to unrelated broker-dealers and $200,338 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the period ended November 30, 2004, JH Funds received net up-front sales charges of $185,375 with regard to sales of Class C shares. Of this amount, $183,949 was paid as sales commissions to unrelated broker-dealers and $1,426 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are re deemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being re deemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2004, CDSCs received by JH Funds amounted to $574,269 for Class B shares and $27,398 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund paid a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of Class R shares average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the period ended November 30, 2004. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $183,339. The Fund also paid the Adviser the amount of $2,279 for certain publishing services, included in the printing fees.

The Adviser owned 14,641 Class R shares of beneficial interest of the Fund on November 30, 2004.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 5-31-04         Period ended 11-31-04 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                      34,078,911    $237,118,842    12,614,906     $86,642,190
Distributions reinvested   5,067,520      35,124,420     1,801,721      12,363,546
Repurchased              (24,917,402)   (172,866,006)  (12,860,358)    (87,757,009)
Net increase              14,229,029     $99,377,256     1,556,269     $11,248,727

Class B shares
Sold                      11,431,069     $79,585,808     3,361,506     $23,133,067
Distributions reinvested   3,899,485      27,049,416     1,061,710       7,268,656
Repurchased              (22,881,735)   (158,606,327)  (11,378,597)    (77,922,727)
Net decrease              (7,551,181)   ($51,971,103)   (6,955,381)   ($47,521,004)

Class C shares
Sold                      13,134,466     $91,778,947     2,732,883     $18,791,227
Distributions reinvested   1,860,198      12,904,017       586,910       4,012,327
Repurchased               (9,490,397     (65,688,212)   (4,916,460     (33,495,537)
Net increase (decrease)    5,504,267     $38,994,752    (1,596,667)   ($10,691,983)

Class I shares
Sold                         153,941      $1,067,422       299,445      $2,052,522
Distributions reinvested       1,928          13,132         5,332          36,750
Repurchased                       --              --      (106,289)       (712,295)
Net increase                 155,869      $1,080,554       198,488      $1,376,977

Class R shares 2
Sold                          17,826        $121,446        13,862         $96,313
Distributions reinvested          31             217           181           1,266
Repurchased                       (5)            (36)          (65)           (461)
Net increase                  17,852        $121,627        13,978         $97,118

Net increase (decrease)   12,355,836     $87,603,086    (6,783,313)   ($45,490,165)

1 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

2 Class R shares began operations on 8-5-03.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government during the period ended November 30, 2004, aggregated $185,110,213 and $201,388,359, respectively. Purchases and proceeds from maturities of obligations of the U.S. government aggregated $30,173,438 and $34,890,969, respectively, during the period ended November 30, 2004.

The cost of investments owned on November 30, 2004, including short-term investments, for federal income tax purposes, was $1,324,401,560. Gross unrealized appreciation and depreciation of investments aggregated $208,169,847 and $29,135,432, respectively, resulting in net unrealized appreciation of $179,034,415. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

Note E
Shareholder meeting

On December 1, 2004, a Special Meeting of Shareholders of the Fund was held to elect nine Trustees, effective January 1, 2005.

Proxies covering 179,745,429 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                   WITHHELD
                              FOR                 AUTHORITY
-----------------------------------------------------------
James F. Carlin               177,262,597         2,482,832
Richard P. Chapman, Jr.       177,333,789         2,411,640
William H. Cunningham         177,237,093         2,508,336
Ronald R. Dion                177,392,492         2,352,937
Charles L. Ladner             177,341,477         2,403,952
Dr. John A. Moore             177,385,292         2,360,137
Patti McGill Peterson         177,334,202         2,411,227
Steven R. Pruchansky          177,312,525         2,432,904
James A. Shepherdson          177,391,511         2,353,918

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

Susan S. Newton
Senior Vice President and
Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803


The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:                       Express mail:
          John Hancock                        John Hancock
          Signature Services, Inc.            Signature Services, Inc.
          1 John Hancock Way, Suite 1000      Mutual Fund Image Operations
          Boston, MA 02217-1000               529 Main Street
                                              Charlestown, MA 02129

Phone     Customer service representatives    1-800-225-5291
          24-hour automated information       1-800-338-8080
          TDD line                            1-800-554-6713


A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Strategic Income Fund.

910SA  11/04
        1/05

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   January 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   January 26, 2005


By:
    -----------------------
    William H. King
    Vice President and Treasurer

Date:   January 26, 2005